Vessels (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Book Value
Net Book Value at the end	$ 45,728,000
OceanPal Inc. Predecessors
Vessel cost
Vessel cost at the beginning		$ 47,405,161	$ 38,600,196
Additions for improvements			1,474,965
Vessel fair value adjustment			200,500
Vessel transferred from held for sale			7,129,500
Vessel cost at the end			47,405,161	$ 38,600,196
Accumulated Depreciation
Accumulated depreciation at the beginning		(15,155,862)	(13,139,306)
Depreciation for the period			2,016,556
Accumulated depreciation at the end			(15,155,862)	(13,139,306)
Net Book Value
Net Book Value at the beginning		32,249,299	25,460,890
Additions for improvements			1,474,965
Vessel fair value adjustment			200,500
Vessel transferred from held for sale			7,129,500
Depreciation for the period		$ 1,970,000	2,016,556	2,270,000
Net Book Value at the end			$ 32,249,299	$ 25,460,890